Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Supplemental information (Details) - Bonds maturing November 6, 2030 [member]	Dec. 31, 2017
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	0.00%
Top of range [member] | Not later than six years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	4.00%
Top of range [member] | Later than six years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis, variable rate (as a percent)	5.00%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.00%
Ten year constant maturity swap rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.418%
Interest rate basis, multiplier	1.66